Commitments and Contingencies - Schedule of Potential Commitments for Bonds Outstanding (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Guarantor Obligations [Line Items]
Maximum potential commitments	$ 770,932
Performance bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	507,123
WAP bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	218,419
Bid and litigation bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	41,788
All other bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	$ 3,602